Altegris Futures Evolution Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE:
The Fund's investment objective is to seek long term capital appreciation.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Altegris Futures Evolution Strategy Fund	Altegris Futures Evolution Strategy Fund Class A Funds	Altegris Futures Evolution Strategy Fund Class C Funds	Altegris Futures Evolution Strategy Fund Class I Funds	Altegris Futures Evolution Strategy Fund Class N Funds	Altegris Futures Evolution Strategy Fund Class Y Funds
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Futures Evolution Strategy Fund		Altegris Futures Evolution Strategy Fund Class A Funds	Altegris Futures Evolution Strategy Fund Class C Funds	Altegris Futures Evolution Strategy Fund Class I Funds	Altegris Futures Evolution Strategy Fund Class N Funds	Altegris Futures Evolution Strategy Fund Class Y Funds
Management Fees		1.75%	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses	[1]	1.56%	1.56%	1.56%	1.56%	1.52%
Total Annual Fund Operating Expenses		3.56%	4.31%	3.31%	3.56%	3.27%
Fee Waiver	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		3.51%	4.26%	3.26%	3.51%	3.22%
[1]	"Other Expenses" include the estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), including the estimated expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"). It is anticipated that the expenses of the Underlying Pools will be reflected in the Fund's consolidated financial statements. The estimate excludes performance fees that may be paid by the Underlying Pools. Performance fees cannot be meaningfully estimated and generally range from 15% to 25% of the profits of an Underlying Pool.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2012, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00%, 2.00%, 2.25% and 1.96% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Futures Evolution Strategy Fund (USD $)	1 Year	3 Years
Altegris Futures Evolution Strategy Fund Class A Funds	1,008	1,599
Altegris Futures Evolution Strategy Fund Class C Funds	428	1,302
Altegris Futures Evolution Strategy Fund Class I Funds	329	1,014
Altegris Futures Evolution Strategy Fund Class N Funds	354	1,087
Altegris Futures Evolution Strategy Fund Class Y Funds	325	1,002

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its investment objective by allocating its assets between a "Managed Futures" strategy and a "Fixed Income" strategy.

This sub-strategy's investments may include substantial investments in MBS, including non-agency residential MBS.  These investments have undergone extreme volatility over the past several years, driven primarily by high default rates and the securities being downgraded to "junk" status.  However, the sub-adviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the sub-adviser identifies subsectors within the mortgage sector which offer the highest potential for return. The sub-adviser then applies a qualitative analysis of potential investments looking at factors such as duration, level of delinquencies and default history. Finally, the sub-adviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment's underlying portfolio of mortgages. Only when a potential investment has passed the sub-adviser's careful screening will it be added to this sub-strategy portfolio.

The sub-adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

The sub-adviser places no limits on the duration of this sub-strategy's investment portfolio. The term "opportunistic" is used to indicate that the sub-adviser believes market conditions exist that offer potentially attractive risk adjusted returns.

Under each sub-strategy, portfolio securities and derivatives may be sold at any time. Sales may occur when the sub-adviser portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities or derivatives no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer, or the individual security or derivative has reached the portfolio manager's sell target.

The Managed Futures strategy may allocate assets of the Fund to a single Managed Futures portfolio or multiple Managed Futures portfolios that include investment styles such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets by investing primarily in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), as well as swap contracts and structured notes.  The Fund does not invest more than 25% of its assets in contracts with any one swap counterparty.  The Fund may invest in a single or multiple Underlying Pool(s) that use a single or multiple managers to execute Managed Futures strategies. Such investments will be made without restriction as to issuer capitalization, country, or currency.    Each Underlying Pool invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective strategies.

The Fund's adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100%, typically 15-25%, of the Fund's total net assets will be invested in Managed Futures strategies.  However, by investing in Underlying Pools that use notional funding - that is Underlying Pools for which the nominal trading level exceeds the cash deposited in their trading accounts - the Fund will attempt to maintain an exposure to Managed Futures strategies as if between 100% and 125% of the Fund's net assets were invested.

The Fund may access a Managed Futures strategy by purchasing an Underlying Pool and other investments directly.  However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The adviser expects that that less than 100%, typically 70-80%, of the Fund's total net assets will be invested in Fixed Income s trategies.  The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.  The Fund's adviser, after consultation with the sub-adviser, allocates the Fund's Fixed Income strategy assets among various principal sub-strategies managed by the sub-adviser, such as:  "Core Fixed Income" strategy, "Low Duration" strategy and "Opportunistic Income" strategy.  The amount allocated to each of the principal sub-strategies may change depending on the adviser's assessment in consultation with the sub-adviser of market risk, security valuations, market volatility and the prospects for earning income and achieving capital appreciation.  The amount allocated to either the "Core Fixed Income" sub-strategy, or the "Low Duration" sub-strategy may be between 0% and 100% of amounts allocated to the Fixed Income strategy. The amount allocated to the "Opportunistic Income" sub-strategy is anticipated to generally range from 0% to 30% of amounts allocated to the Fixed Income strategy.  However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund's assets to each of the sub-adviser's sub-strategies at any given time.  The Fund invests in fixed income securities of any credit quality or maturity.  The Fund may invest in fixed income-related futures, options and swaps as substitutes for fixed income securities and to hedge interest rate and default risk.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust (the "Trust"), was granted an exemptive order from the Securities and Exchange Commission that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The order eliminates the need for a shareholders meeting and vote to approve sub-advisers.  Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles and sub-advisers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
Review top down economic variables as it relates to managed futures and fixed income sub-strategies	Source quality investment management talent within respective sub-strategies	Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes	Consult with sub-adviser concerning fixed income portfolio construction	Ongoing monitoring of sub-adviser and portfolio of Underlying Pools, swaps or structured notes

Set asset allocation investment ranges relating to managed futures and fixed income sub-strategies		Rigorous due diligence process	Assess portfolio variables including correlation among Underlying Pools, fixed income portfolio and overall portfolio risk	Rebalance between sub-adviser strategies and Underlying Pools and/or reallocate to new Underlying Pools, swaps or structured notes

Access selected managers via security selection of Underlying Pools, swaps or structured notes

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed.  The Fund's investment portfolio is rebalanced both within the Managed Futures strateg y and between the Managed Futures and the Fixed Income strateg ies as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

Core Fixed Income Sub-Strategy

In implementing the Core Fixed Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to a variety of fixed income instruments. These include securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency mortgage-backed securities ("MBS"); non-agency MBS; commercial mortgage-backed securities ("CMBS"); asset-backed securities ("ABS"); global developed credit (such as corporate obligations and foreign securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. There is no limit to the percentage of the sub-strategy's assets that may be allocated to any of the above-listed securities.

The Fund may invest in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The sub-adviser allocates the high yield portfolio holdings broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.  High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

Junk bonds are, at the time of investment, unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating agency ("NRSRO"), or unrated securities that are determined by the sub-adviser to be of comparable quality, including those in default.  Junk bonds are also known as "high yield" or "high risk" bonds."  Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.  The sub-adviser intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

The sub-adviser may invest a portion of the assets allocated to the Core Fixed Income sub-strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in emerging markets countries.

The sub-adviser uses a controlled risk approach which includes consideration of:

  security selection within a given sector;

  relative performance of the various market sectors;

  the shape of the yield curve; and

  fluctuations in the overall level of interest rates.

The sub-adviser also utilizes active asset allocation in managing the sub-strategy's investments and monitors the duration of the securities allocated to the strategy to seek to mitigate the sub-strategy's exposure to interest rate risk. The sub-adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years.

Low Duration Sub-Strategy

In implementing the Low Duration sub-strategy, the sub-adviser seeks current income by investing principally in debt securities of any kind.   U nder this sub-strategy, the Fund may invest without limit in MBS of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations as well as those of private issuers not subject to any guarantee.  Generally, MBS consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters.  The Fund may also invest in corporate debt obligations (including foreign securities); ABS; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments, including through collateralized loan obligations; income-producing securitized products, preferred securities; and other instruments bearing fixed or variable interest rates of any maturity.  The Fund may invest in individual securities of any maturity, duration as well as those denominated in foreign currencies.

The sub-adviser will normally seek to construct a Low Duration sub-strategy investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less.  Effective duration is a measure of the portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.

In managing the Fund's investments, the sub-adviser portfolio manager typically uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

  security selection within a given sector;

  relative performance of the various market sectors;

  the shape of the yield curve; and

  fluctuations in the overall level of interest rates.

Under normal circumstances, the Low Duration sub-strategy assets are invested primarily in fixed income and other income-producing instruments rated investment grade (Baa3 or higher by Moody's or BBB- or higher by S&P or the equivalent by any other NRSRO) and in unrated securities considered by the sub-adviser to be of comparable credit quality.  However, Low Duration sub-strategy assets may include up to 50% in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the sub-adviser to be of comparable credit quality.

The sub-adviser may seek to manage the dollar-weighted average effective duration of the Fund's Low Duration sub-strategy portfolio through the use of derivatives and other instruments (including, among others, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps).

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage.  For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value.  The Fund may invest in other investment companies or pools, including, for example, other open-end or closed-end investment companies ("CEFs"), exchange-traded funds ("ETFs"), and domestic or foreign private investment vehicles.

Opportunistic Income Sub-Strategy

In implementing the Opportunistic Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to fixed income instruments and other investments including ABS; corporate bonds, including high-yield (junk) bonds; municipal bonds; and securities of real estate investment trusts ("REITs").

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in the Subsidiary, Underlying Pools, swap contracts and structured notes.

  ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  The value of inverse floaters and interest-only and principal-only MBS is especially sensitive to interest rates and prepayment rates.  CMBS are less susceptible to prepayment risk because underlying loans may have prepayment penalties or prepayment lock out periods.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Emerging Market Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF and CEF Risk.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and CEFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and CEF is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Interest Rate Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

    Defaulted Securities Risk.  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Litigation and Investigation Risk:  Although not currently a party to any litigation, the Fund may be subject to the risk that appeals to or damages related to pending litigation involving the sub-adviser and four employees (including the sub-adviser portfolio manager) or related matters may be more expensive than anticipated, or impair the sub-adviser's ability to attract or retain talented personnel or otherwise effectively manage its portion of the Fund.

  Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

  REIT Risk:  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

  Regulatory Change Risk:  The Trust on behalf of the Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator " under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently, the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Pools to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Structured Note Risk:  Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Pools Risk:  Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool's overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class Additionally, the Fund's adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios.  The adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.